LVIP Blended Large Cap Growth Managed Volatility Fund
Schedule of Investments
March 31, 2019 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–95.48%
Aerospace & Defense–3.52%
Boeing	45,153	$ 17,222,257
Harris	37,868	6,047,898
Lockheed Martin	20,821	6,249,631
Raytheon	21,311	3,880,307
Spirit AeroSystems Holdings Class A	40,250	3,684,083
		37,084,176
Air Freight & Logistics–0.23%
†XPO Logistics	45,748	2,458,498
		2,458,498
Airlines–0.14%
Southwest Airlines	29,287	1,520,288
		1,520,288
Auto Components–0.37%
Lear	28,549	3,874,385
		3,874,385
Automobiles–0.36%
†Tesla	3,521	985,387
Thor Industries	45,812	2,857,295
		3,842,682
Banks–2.86%
Bank of America	562,918	15,530,908
Citigroup	2,465	153,372
Comerica	51,732	3,792,990
East West Bancorp	4,349	208,621
Popular	6,998	364,806
†SVB Financial Group	17,086	3,799,243
†Western Alliance Bancorp	56,823	2,332,016
Zions Bancorp	86,436	3,925,059
		30,107,015
Beverages–1.60%
Coca-Cola	198,141	9,284,887
†Monster Beverage	125,509	6,850,281
PepsiCo	6,397	783,953
		16,919,121
Biotechnology–3.81%
AbbVie	77,238	6,224,611
†Alnylam Pharmaceuticals	4,706	439,776
Amgen	32,580	6,189,548
†Biogen	14,955	3,535,063
†BioMarin Pharmaceutical	30,404	2,700,787
†Celgene	21,371	2,016,140
Gilead Sciences	96,163	6,251,557
†Incyte	39,686	3,413,393
†Neurocrine Biosciences	5,190	457,239
†Regeneron Pharmaceuticals	994	408,156
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Seattle Genetics	15,660	$ 1,146,938
†Vertex Pharmaceuticals	39,947	7,348,251
		40,131,459
Building Products–0.48%
Lennox International	8,935	2,362,414
Masco	68,022	2,673,945
		5,036,359
Capital Markets–1.84%
Charles Schwab	52,718	2,254,221
MSCI	15,217	3,025,748
Northern Trust	35,361	3,196,988
Raymond James Financial	27,831	2,237,891
State Street	53,026	3,489,641
TD Ameritrade Holding	104,525	5,225,205
		19,429,694
Chemicals–1.70%
†Axalta Coating Systems	89,805	2,263,984
Celanese Class A	28,150	2,775,871
DowDuPont	59,611	3,177,862
FMC	16,518	1,268,913
Linde	10,235	1,800,644
PPG Industries	14,240	1,607,269
Sherwin-Williams	11,758	5,064,288
		17,958,831
Commercial Services & Supplies–0.54%
Waste Management	54,305	5,642,833
		5,642,833
Communications Equipment–0.55%
†Arista Networks	6,854	2,155,309
†F5 Networks	23,256	3,649,564
		5,804,873
Construction & Engineering–0.09%
Jacobs Engineering Group	12,183	916,040
		916,040
Construction Materials–0.03%
Vulcan Materials	2,333	276,227
		276,227
Consumer Finance–0.25%
American Express	24,258	2,651,399
		2,651,399
Containers & Packaging–0.88%
Ball	34,940	2,021,629
†Berry Global Group	12,137	653,820
†Crown Holdings	22,558	1,230,990
International Paper	30,120	1,393,652
LVIP Blended Large Cap Growth Managed Volatility Fund–1

LVIP Blended Large Cap Growth Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Containers & Packaging (continued)
Sealed Air	87,026	$ 4,008,418
		9,308,509
Diversified Consumer Services–0.16%
†Bright Horizons Family Solutions	13,628	1,732,255
		1,732,255
Diversified Financial Services–0.81%
AXA Equitable Holdings	64,114	1,291,256
†Berkshire Hathaway Class B	17,710	3,557,762
Voya Financial	74,774	3,735,709
		8,584,727
Diversified Telecommunication Services–1.00%
Verizon Communications	159,219	9,414,619
†Zayo Group Holdings	38,345	1,089,765
		10,504,384
Electric Utilities–1.45%
American Electric Power	3,735	312,806
Edison International	53,153	3,291,234
Exelon	145,709	7,304,392
NextEra Energy	18,249	3,527,897
†PG&E	33,957	604,435
PPL	7,192	228,274
		15,269,038
Electrical Equipment–0.27%
AMETEK	34,149	2,833,343
		2,833,343
Electronic Equipment, Instruments & Components–0.42%
†Flex	194,304	1,943,040
†Keysight Technologies	3,026	263,867
National Instruments	49,100	2,178,076
		4,384,983
Energy Equipment & Services–0.42%
Baker Hughes	60,274	1,670,795
Halliburton	57,294	1,678,714
TechnipFMC	45,716	1,075,241
		4,424,750
Entertainment–1.44%
Activision Blizzard	43,449	1,978,233
†Liberty Media-Liberty Formula One Class C	30,650	1,074,282
†Netflix	23,850	8,503,956
†Spotify Technology	4,526	628,209
Viacom Class B	18,027	506,018
Walt Disney	22,644	2,514,163
		15,204,861
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Equity Real Estate Investment Trusts–2.70%
Alexandria Real Estate Equities	18,658	$ 2,659,885
American Tower	51,574	10,163,172
CoreSite Realty	11,125	1,190,598
Equinix	5,418	2,455,221
Essex Property Trust	8,264	2,390,279
Host Hotels & Resorts	190,866	3,607,367
Lamar Advertising Class A	43,351	3,436,000
Public Storage	3,683	802,084
Simon Property Group	9,575	1,744,661
		28,449,267
Food & Staples Retailing–0.43%
Sysco	20,811	1,389,342
†U.S. Foods Holding	91,495	3,194,091
		4,583,433
Food Products–0.35%
Ingredion	13,184	1,248,393
Mondelez International Class A	49,513	2,471,689
		3,720,082
Health Care Equipment & Supplies–2.91%
Abbott Laboratories	106,527	8,515,768
†ABIOMED	9,604	2,742,806
†Align Technology	9,418	2,677,820
Baxter International	39,864	3,241,342
†Boston Scientific	152,183	5,840,784
Danaher	33,471	4,418,841
Hill-Rom Holdings	24,904	2,636,338
†Varian Medical Systems	2,817	399,225
West Pharmaceutical Services	2,291	252,468
		30,725,392
Health Care Providers & Services–2.98%
Anthem	21,873	6,277,114
HCA Healthcare	60,687	7,912,371
Humana	18,787	4,997,342
McKesson	3,246	379,977
†Molina Healthcare	11,928	1,693,299
UnitedHealth Group	37,559	9,286,838
Universal Health Services Class B	6,474	866,027
		31,412,968
Hotels, Restaurants & Leisure–2.50%
Carnival	6,317	320,398
†Chipotle Mexican Grill	3,019	2,144,426
Hilton Worldwide Holdings	75,023	6,235,162
Las Vegas Sands	66,271	4,039,880
McDonald's	29,562	5,613,824

LVIP Blended Large Cap Growth Managed Volatility Fund–2

LVIP Blended Large Cap Growth Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
MGM Resorts International	44,649	$ 1,145,693
Yum Brands	32,199	3,213,460
Yum China Holdings	82,099	3,687,066
		26,399,909
Household Durables–0.54%
Lennar Class A	48,211	2,366,678
Whirlpool	24,806	3,296,469
		5,663,147
Household Products–1.19%
Colgate-Palmolive	61,850	4,239,199
Procter & Gamble	79,341	8,255,431
		12,494,630
Independent Power and Renewable Electricity Producers–0.51%
NRG Energy	127,301	5,407,746
		5,407,746
Industrial Conglomerates–0.36%
3M	9,489	1,971,624
General Electric	183,739	1,835,553
		3,807,177
Insurance–2.26%
Allstate	8,131	765,778
American International Group	86,527	3,725,853
Aon	16,369	2,794,188
†Arch Capital Group	39,058	1,262,354
†Athene Holding Class A	71,714	2,925,931
Hartford Financial Services Group	60,647	3,015,369
Marsh & McLennan	40,033	3,759,099
Progressive	37,931	2,734,446
Prudential Financial	31,088	2,856,365
		23,839,383
Interactive Media & Services–6.69%
†Alphabet Class A	25,348	29,831,808
†Alphabet Class C	11,295	13,252,537
†Facebook Class A	154,373	25,732,435
Match Group	14,751	835,054
†TripAdvisor	2,393	123,120
†Twitter	22,305	733,388
		70,508,342
Internet & Direct Marketing Retail–6.35%
†Amazon.com	30,667	54,610,260
†Booking Holdings	2,665	4,650,185
eBay	111,236	4,131,305
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Internet & Direct Marketing Retail (continued)
Expedia Group	29,702	$ 3,534,538
		66,926,288
IT Services–6.65%
†Black Knight	76,470	4,167,615
†EPAM Systems	5,806	981,969
Fidelity National Information Services	36,067	4,079,178
†FleetCor Technologies	17,553	4,328,394
Global Payments	43,489	5,937,118
†GoDaddy Class A	70,969	5,336,159
International Business Machines	51,786	7,307,005
Mastercard Class A	23,223	5,467,855
†PayPal Holdings	99,291	10,310,378
Total System Services	12,847	1,220,594
†VeriSign	16,247	2,949,805
Visa Class A	115,165	17,987,621
		70,073,691
Life Sciences Tools & Services–0.66%
†Mettler-Toledo International	1,952	1,411,296
Thermo Fisher Scientific	20,073	5,494,382
		6,905,678
Machinery–1.81%
Allison Transmission Holdings	87,172	3,915,766
Caterpillar	46,444	6,292,697
Deere & Co.	7,990	1,277,122
Fortive	7,938	665,919
IDEX	3,233	490,575
Illinois Tool Works	16,437	2,359,203
Ingersoll-Rand	14,936	1,612,341
Parker-Hannifin	14,153	2,428,938
		19,042,561
Media–1.17%
†Charter Communications Class A	9,367	3,249,506
Comcast Class A	215,008	8,596,020
†Fox Class A	13,286	487,729
		12,333,255
Metals & Mining–0.09%
†Alcoa	3,034	85,437
Freeport-McMoRan	12,071	155,595
Nucor	9,147	533,728
Southern Copper	5,399	214,232
		988,992
Multi-Utilities–0.58%
DTE Energy	2,384	297,380

LVIP Blended Large Cap Growth Managed Volatility Fund–3

LVIP Blended Large Cap Growth Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Multi-Utilities (continued)
Sempra Energy	46,386	$ 5,838,142
		6,135,522
Oil, Gas & Consumable Fuels–2.82%
Chevron	32,325	3,981,793
Concho Resources	6,587	730,894
ConocoPhillips	2,851	190,276
Devon Energy	7,295	230,230
Diamondback Energy	3,727	378,402
Encana	102,857	744,685
EOG Resources	1,920	182,746
Exxon Mobil	130,224	10,522,099
Marathon Oil	30,695	512,913
Marathon Petroleum	40,679	2,434,638
Noble Energy	21,173	523,608
Occidental Petroleum	4,264	282,277
ONEOK	16,909	1,180,925
†Parsley Energy Class A	12,672	244,570
Phillips 66	38,614	3,674,894
Pioneer Natural Resources	4,305	655,565
TransCanada	73,737	3,313,741
		29,784,256
Personal Products–0.10%
†Herbalife Nutrition	18,945	1,003,896
		1,003,896
Pharmaceuticals–2.70%
Allergan	39,360	5,762,698
AstraZeneca ADR	153,778	6,217,244
Bristol-Myers Squibb	199,072	9,497,725
†Elanco Animal Health	2,454	78,700
Eli Lilly & Co.	13,557	1,759,156
†Jazz Pharmaceuticals	14,366	2,053,620
†Mylan	63,308	1,794,149
†Teva Pharmaceutical Industries ADR	81,711	1,281,228
		28,444,520
Professional Services–1.14%
†CoStar Group	8,621	4,021,007
Equifax	8,407	996,229
†IHS Markit	74,191	4,034,507
Robert Half International	45,069	2,936,696
		11,988,439
Road & Rail–2.13%
CSX	33,278	2,489,860
JB Hunt Transport Services	12,943	1,310,996
Norfolk Southern	43,191	8,071,966
Union Pacific	63,344	10,591,117
		22,463,939
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment–2.92%
†Advanced Micro Devices	93,457	$ 2,385,023
Broadcom	1,137	341,907
Intel	70,278	3,773,929
KLA-Tencor	9,228	1,101,915
Lam Research	27,132	4,856,899
Marvell Technology Group	160,393	3,190,217
†Micron Technology	64,086	2,648,674
NVIDIA	4,800	861,888
NXP Semiconductors	44,766	3,956,867
†ON Semiconductor	92,391	1,900,483
Texas Instruments	24,566	2,605,716
Xilinx	24,890	3,155,803
		30,779,321
Software–8.98%
†Adobe Systems	8,474	2,258,236
†Atlassian Class A	2,952	331,775
†Autodesk	5,020	782,216
†Cadence Design Systems	14,942	948,966
Citrix Systems	42,671	4,252,592
†Electronic Arts	24,082	2,447,454
†FireEye	26,368	442,719
†Fortinet	50,986	4,281,294
Microsoft	391,172	46,134,826
Oracle	7,825	420,281
†Palo Alto Networks	19,089	4,636,336
†Proofpoint	17,016	2,066,253
†RingCentral Class A	5,715	616,077
†salesforce.com	23,160	3,667,849
†ServiceNow	27,862	6,867,704
†Splunk	5,165	643,559
SS&C Technologies Holdings	112,778	7,182,831
†Tableau Software Class A	32,318	4,113,435
VMware Class A	4,048	730,705
†Workday Class A	9,821	1,893,980
		94,719,088
Specialty Retail–2.67%
Best Buy	49,658	3,528,697
Home Depot	16,153	3,099,599
Lowe's	62,212	6,810,348
†O'Reilly Automotive	12,766	4,957,038
TJX	183,384	9,757,863
		28,153,545
Technology Hardware, Storage & Peripherals–4.66%
Apple	247,988	47,105,320
†Dell Technologies Class C	5,059	296,913
NetApp	9,549	662,128
Western Digital	22,953	1,103,121
		49,167,482

LVIP Blended Large Cap Growth Managed Volatility Fund–4

LVIP Blended Large Cap Growth Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Textiles, Apparel & Luxury Goods–0.54%
NIKE Class B	53,079	$ 4,469,782
†Under Armour Class A	56,506	1,194,537
		5,664,319
Tobacco–0.83%
Philip Morris International	99,002	8,750,787
		8,750,787
Trading Companies & Distributors–0.04%
†HD Supply Holdings	9,339	404,846
		404,846
Total Common Stock (Cost $801,432,947)		1,006,642,631

	Number of Shares	Value (U.S. $)
EXCHANGE-TRADED FUND–1.57%
SPDR® S&P 500 ETF Trust	58,650	$ 16,567,452
Total Exchange-Traded Fund (Cost $14,979,004)		16,567,452
MONEY MARKET FUND–2.89%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 2.39%)	30,463,784	30,463,784
Total Money Market Fund (Cost $30,463,784)		30,463,784

TOTAL INVESTMENTS–99.94% (Cost $846,875,735)	1,053,673,867
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.06%	657,646
NET ASSETS APPLICABLE TO 30,529,897 SHARES OUTSTANDING–100.00%	$1,054,331,513

† Non-income producing.

The following futures contracts were outstanding at March 31, 2019:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contracts:
12	E-mini Russell 2000 Index	$926,280	$919,160	6/21/19	$7,120	$—
135	E-mini S&P 500 Index	19,155,150	19,069,080	6/21/19	86,070	—
Total Futures Contracts					$93,190	$—
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2019.

Summary of Abbreviations:
ADR–American Depositary Receipt
ETF–Exchange-Traded Fund
IT–Information Technology
S&P–Standard & Poor’s
SPDR–Standard & Poor’s Depositary Receipt
See accompanying notes.
LVIP Blended Large Cap Growth Managed Volatility Fund–5

LVIP Blended Large Cap Growth Managed Volatility Fund
Notes
March 31, 2019 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Blended Large Cap Growth Managed Volatility Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, and Exchange-Traded Funds (“ETFs”), except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value.
 Equity securities or ETFs listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.
 Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2019:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$37,084,176	$—	$—	$37,084,176
Air Freight & Logistics	2,458,498	—	—	2,458,498
Airlines	1,520,288	—	—	1,520,288
Auto Components	3,874,385	—	—	3,874,385
Automobiles	3,842,682	—	—	3,842,682
Banks	30,107,015	—	—	30,107,015
Beverages	16,919,121	—	—	16,919,121
Biotechnology	40,131,459	—	—	40,131,459
Building Products	5,036,359	—	—	5,036,359
Capital Markets	19,429,694	—	—	19,429,694
LVIP Blended Large Cap Growth Managed Volatility Fund–6

LVIP Blended Large Cap Growth Managed Volatility Fund
Notes (continued)
 2. Investments (continued)
	Level 1	Level 2	Level 3	Total
Investments:
Chemicals	$14,780,969	$3,177,862	$—	$17,958,831
Commercial Services & Supplies	5,642,833	—	—	5,642,833
Communications Equipment	5,804,873	—	—	5,804,873
Construction & Engineering	916,040	—	—	916,040
Construction Materials	276,227	—	—	276,227
Consumer Finance	2,651,399	—	—	2,651,399
Containers & Packaging	9,308,509	—	—	9,308,509
Diversified Consumer Services	1,732,255	—	—	1,732,255
Diversified Financial Services	8,584,727	—	—	8,584,727
Diversified Telecommunication Services	10,504,384	—	—	10,504,384
Electric Utilities	15,269,038	—	—	15,269,038
Electrical Equipment	2,833,343	—	—	2,833,343
Electronic Equipment, Instruments & Components	4,384,983	—	—	4,384,983
Energy Equipment & Services	4,424,750	—	—	4,424,750
Entertainment	15,204,861	—	—	15,204,861
Equity Real Estate Investment Trusts	28,449,267	—	—	28,449,267
Food & Staples Retailing	4,583,433	—	—	4,583,433
Food Products	3,720,082	—	—	3,720,082
Health Care Equipment & Supplies	30,725,392	—	—	30,725,392
Health Care Providers & Services	31,412,968	—	—	31,412,968
Hotels, Restaurants & Leisure	26,399,909	—	—	26,399,909
Household Durables	5,663,147	—	—	5,663,147
Household Products	12,494,630	—	—	12,494,630
Independent Power and Renewable Electricity Producers	5,407,746	—	—	5,407,746
Industrial Conglomerates	3,807,177	—	—	3,807,177
Insurance	23,839,383	—	—	23,839,383
Interactive Media & Services	70,508,342	—	—	70,508,342
Internet & Direct Marketing Retail	66,926,288	—	—	66,926,288
IT Services	70,073,691	—	—	70,073,691
Life Sciences Tools & Services	6,905,678	—	—	6,905,678
Machinery	19,042,561	—	—	19,042,561
Media	12,333,255	—	—	12,333,255
Metals & Mining	988,992	—	—	988,992
Multi-Utilities	6,135,522	—	—	6,135,522
Oil, Gas & Consumable Fuels	29,784,256	—	—	29,784,256
Personal Products	1,003,896	—	—	1,003,896
Pharmaceuticals	28,444,520	—	—	28,444,520
Professional Services	11,988,439	—	—	11,988,439
Road & Rail	22,463,939	—	—	22,463,939
Semiconductors & Semiconductor Equipment	30,779,321	—	—	30,779,321
Software	94,719,088	—	—	94,719,088
Specialty Retail	28,153,545	—	—	28,153,545
Technology Hardware, Storage & Peripherals	49,167,482	—	—	49,167,482
Textiles, Apparel & Luxury Goods	5,664,319	—	—	5,664,319
Tobacco	8,750,787	—	—	8,750,787
Trading Companies & Distributors	404,846	—	—	404,846
Exchange-Traded Fund	16,567,452	—	—	16,567,452
Money Market Fund	30,463,784	—	—	30,463,784
Total Investments	$1,050,496,005	$3,177,862	$—	$1,053,673,867
Derivatives:

Assets:
Futures Contracts	$93,190	$—	$—	$93,190
There were no Level 3 investments at the beginning or end of the period.
LVIP Blended Large Cap Growth Managed Volatility Fund–7

LVIP Blended Large Cap Growth Managed Volatility Fund
Notes (continued)
3. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of March 31, 2019, the Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
LVIP Blended Large Cap Growth Managed Volatility Fund–8